Related party transactions - Significant Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties
Revenue	¥ 2,526,682,000	¥ 2,315,220,000	¥ 1,734,227,000
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Revenue	2,526,682,000	2,315,220,000	1,730,038,000
Purchase of services	1,706,436,000	1,534,302,000	1,285,595,000
Net loss on disposal of property and equipment	(599,000)
Net gain from wealth management products consolidated by related parties	18,890,000	26,249,000	8,704,000
Net( loss)/gain on derivatives	262,769,000	(169,545,000)	(281,691,000)
Interest income on bank deposits	9,234,000	12,037,000	28,129,000
Leasing payment	20,957,000	19,849,000	19,991,000
Interest expenses	2,672,000	15,914,000	32,575,000
Net gain on financial assets measured at fair value through other comprehensive income	315,000
Revenue from lending services charged directly to borrowers	0	0	5,290,568
Puhui Lixin
Disclosure of transactions between related parties
Revenue			4,189,000
Open Portal Guangxi
Disclosure of transactions between related parties
Investment income from loan to related party	283,000
Third party lenders of subsidiary of Ping An Group
Disclosure of transactions between related parties
Revenue	¥ 0	0	3,230,878
Ping An Technology (Shenzhen) Co., Ltd
Disclosure of transactions between related parties
Revenue		¥ 8,308,537	¥ 6,546,653